PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (in thousands):

	As of September 30,
	2025	2024
Deposit	¥-	¥30,892
Prepaid expenses	17,047	12,984
Refund of taxes and public dues	89	6,349
Consumption tax receivable	27,734	-
Others	109	42
Total	¥44,979	¥50,267